Revenue (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Services revenue from vendor customer	$ 93,493	$ 104,452	$ 239,000	$ 375,000
Accounts receivable contractual term	The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer.		The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer.
Commission expenses	$ 466,951	193,995	$ 270,335	299,450
Capitalized commissions	$ 52,695	$ 37,118	$ 31,504	$ 51,472	$ 52,616	$ 38,546	$ 39,144	$ 38,462	$ 69,737
Payment term			30 days
Demio [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, description	The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.		The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.
Reach [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, description	The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.		The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.
Open Reel [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, description	The Company enters into fixed price subscription contracts with customers, which can be monthly, annual, or multi-year agreements which auto-renew without discount for additional periods of the same duration as the initial term, unless either party requests termination in writing at least thirty (30) days prior to the end of the initial service term. The subscription revenues are recognized ratably over the term of the service agreement, which is considered an output method, as the obligation of hosting the SaaS product is fulfilled over the course of the agreement. The Company does not charge for implementation or recognize any revenues upfront due to minimal effort required. There are no financing components and payments are typically net 30 of date of receipt of invoice, or typically net 90 date of receipt of invoice for customers on multi-year subscription agreement contracts. It is nearly 100% certain that a significant revenue reversal will not occur.		The Company enters into fixed price subscription contracts with customers, which can be monthly, annual, or multi-year agreements which auto-renew without discount for additional periods of the same duration as the initial term, unless either party requests termination in writing at least thirty (30) days prior to the end of the initial service term. The subscription revenues are recognized ratably over the term of the service agreement, which is considered an output method, as the obligation of hosting the SaaS product is fulfilled over the course of the agreement. The Company does not charge for implementation or recognize any revenues upfront due to minimal effort required. There are no financing components and payments are typically net 30 of date of receipt of invoice, or typically net 90 date of receipt of invoice for customers on multi-year subscription agreement contracts. It is nearly 100% certain that a significant revenue reversal will not occur.
Vidello [Member]
Disaggregation of Revenue [Line Items]
Performance obligations, description	Customer contracting is achieved via self-service and invoicing is initiated automatically once the customer accepts the terms and conditions on the platform, based on their selection of the desired subscription product. When execution or completion of the contract occurs, the contract is valid and revenue is earned when the service is provided for each period of performance, daily. The amount is paid by the customer based on the contract terms monthly, annually or indefinite with the majority paid via credit card processing.